Inventories, Net - Additional Information (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of inventories [abstract]
Cost of inventories sold and recognized as cost of sales	$ 340,623	R$ 1,126,781	R$ 1,040,768	R$ 873,068
Impairment losses on inventories	$ 1,613	R$ 5,336	R$ 593	R$ 216